Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (loss) before income taxes
Income (loss) before income tax expense	$ (413,022)	$ 674,393	$ (2,849,942)	$ (807,926)	$ 4,290,461	$ (12,843,648)
Current :
Federal					214,655	1,079,282
Deferred :
Federal					37,594	129,196
Provision for (benefit from) income taxes	$ (4,821)	$ (319,342)	(156,571)	(611,714)	$ 214,655	1,079,282
VELODYNE LIDAR, INC AND SUBSIDIARIES
Income (loss) before income taxes
Domestic						(68,645,000)	$ (56,631,000)	$ 24,970,000
Foreign						736,000	959,000	601,000
Income (loss) before income tax expense						(67,909,000)	(55,672,000)	25,571,000
Current :
Federal						958,000	8,000	7,192,000
State						(130,000)	507,000	1,428,000
Foreign						430,000	268,000	168,000
Total Current						1,258,000	783,000	8,788,000
Deferred :
Federal						(1,942,000)	3,805,000	1,690,000
State						1,000	2,040,000	(668,000)
Foreign						0	0	0
Total Deferred						(1,941,000)	5,845,000	1,022,000
Provision for (benefit from) income taxes			$ (6,660,000)	$ 52,000		$ (683,000)	$ 6,628,000	$ 9,810,000